Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
May 31, 2023
CBD-NPRT3-0723
1.907009.113
Nonconvertible Bonds - 88.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
2.25% 2/1/32	4,905,000	3,927,588
3.55% 9/15/55	2,075,000	1,427,562
3.65% 9/15/59	1,452,000	994,461
3.8% 12/1/57	6,174,000	4,392,818
4.3% 2/15/30	1,886,000	1,804,965
4.5% 5/15/35	1,446,000	1,332,550
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	3,113,000	2,464,972
Verizon Communications, Inc.:
2.355% 3/15/32	5,282,000	4,259,760
2.55% 3/21/31	1,827,000	1,529,977
3% 11/20/60	3,160,000	1,937,224
3.15% 3/22/30	272,000	243,223
3.7% 3/22/61	4,527,000	3,226,816
4.016% 12/3/29	3,773,000	3,553,430
4.329% 9/21/28	856,000	831,985
4.4% 11/1/34	4,919,000	4,558,637
4.5% 8/10/33	395,000	373,230
		36,859,198
Entertainment - 0.6%
The Walt Disney Co.:
3.8% 3/22/30	4,395,000	4,162,843
4.7% 3/23/50	1,886,000	1,757,905
6.65% 11/15/37	3,552,000	4,066,551
		9,987,299
Media - 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	4,980,000	4,099,296
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	2,754,000	1,688,546
3.85% 4/1/61	3,207,000	1,890,832
5.25% 4/1/53	3,282,000	2,558,909
5.375% 5/1/47	1,762,000	1,405,538
5.5% 4/1/63	1,396,000	1,079,399
Comcast Corp.:
2.937% 11/1/56	977,000	625,951
2.987% 11/1/63	3,786,000	2,346,790
3.999% 11/1/49	538,000	437,731
Discovery Communications LLC:
3.95% 3/20/28	4,905,000	4,543,824
4.65% 5/15/50	2,188,000	1,601,305
Fox Corp.:
3.5% 4/8/30	3,603,000	3,255,782
4.709% 1/25/29	153,000	149,138
5.476% 1/25/39	151,000	139,860
5.576% 1/25/49	100,000	90,420
Magallanes, Inc.:
3.755% 3/15/27	794,000	744,082
4.054% 3/15/29	275,000	251,243
4.279% 3/15/32	6,748,000	5,895,332
5.05% 3/15/42	1,147,000	928,005
5.141% 3/15/52	5,092,000	3,973,995
5.391% 3/15/62	2,071,000	1,610,972
Time Warner Cable LLC:
5.5% 9/1/41	212,000	175,211
5.875% 11/15/40	2,823,000	2,445,095
6.55% 5/1/37	728,000	693,517
6.75% 6/15/39	470,000	444,962
7.3% 7/1/38	2,609,000	2,664,756
		45,740,491
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc.:
3.8% 3/15/32 (b)	4,507,000	3,982,946
4.55% 3/15/52 (b)	4,154,000	3,298,791
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	1,197,000	1,038,242
2.7% 3/15/32	8,119,000	6,739,206
5.65% 1/15/53	1,509,000	1,506,914
Vodafone Group PLC 3.25% 6/4/81 (c)	1,094,000	961,965
		17,528,064
TOTAL COMMUNICATION SERVICES		110,115,052
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	4,150,000	3,153,522
General Motors Co.:
5% 4/1/35	860,000	774,017
5.2% 4/1/45	981,000	815,979
5.4% 4/1/48	396,000	332,342
5.6% 10/15/32	1,886,000	1,816,465
5.95% 4/1/49	1,871,000	1,699,747
General Motors Financial Co., Inc.:
3.1% 1/12/32	4,550,000	3,667,542
4.3% 4/6/29	4,225,000	3,907,546
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	2,261,000	1,998,680
2.691% 9/15/31 (b)	4,207,000	3,343,481
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	4,527,000	3,915,331
4.75% 11/13/28 (b)	3,045,000	2,986,605
		28,411,257
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	2,276,000	1,881,142
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	1,941,000	1,854,373
5.75% 6/15/43	135,000	138,036
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,905,036
		3,897,445
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp. 4.875% 12/9/45	2,520,000	2,373,203
Specialty Retail - 1.6%
Advance Auto Parts, Inc. 1.75% 10/1/27	1,890,000	1,634,422
AutoNation, Inc.:
1.95% 8/1/28	4,659,000	3,813,707
2.4% 8/1/31	2,075,000	1,578,051
3.85% 3/1/32	2,037,000	1,721,296
4.75% 6/1/30	134,000	124,655
AutoZone, Inc. 4% 4/15/30	3,622,000	3,377,489
Lowe's Companies, Inc.:
3% 10/15/50	4,414,000	2,848,070
3.75% 4/1/32	3,773,000	3,423,075
5.625% 4/15/53	2,433,000	2,375,514
O'Reilly Automotive, Inc.:
3.9% 6/1/29	1,101,000	1,044,830
4.35% 6/1/28	2,372,000	2,332,085
The Home Depot, Inc. 5.95% 4/1/41	319,000	348,886
Triton Container International Ltd. 1.15% 6/7/24 (b)	2,056,000	1,938,166
		26,560,246
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32	4,631,000	3,726,694
TOTAL CONSUMER DISCRETIONARY		66,849,987
CONSUMER STAPLES - 6.0%
Beverages - 0.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	4,527,000	4,299,268
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	765,000	749,372
4.9% 2/1/46	364,000	345,689
Anheuser-Busch InBev Worldwide, Inc.:
4.5% 6/1/50	2,641,000	2,393,316
4.6% 4/15/48	3,965,000	3,643,766
Constellation Brands, Inc. 2.875% 5/1/30	3,254,000	2,839,419
		14,270,830
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	3,630,000	3,127,031
Dollar General Corp. 3.5% 4/3/30	4,214,000	3,821,105
Dollar Tree, Inc.:
2.65% 12/1/31	4,527,000	3,740,443
4.2% 5/15/28	2,406,000	2,312,995
		13,001,574
Food Products - 1.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (b)	4,986,000	4,356,518
3% 5/15/32 (b)	4,771,000	3,649,562
4.375% 2/2/52 (b)	2,067,000	1,382,579
5.5% 1/15/30 (b)	4,848,000	4,605,988
6.5% 12/1/52 (b)	3,018,000	2,730,096
JDE Peet's BV 2.25% 9/24/31 (b)	1,612,000	1,252,875
Smithfield Foods, Inc. 3% 10/15/30 (b)	798,000	628,314
Viterra Finance BV 4.9% 4/21/27 (b)	5,018,000	4,806,574
		23,412,506
Tobacco - 3.0%
Altria Group, Inc.:
2.45% 2/4/32	2,216,000	1,735,172
3.4% 2/4/41	3,886,000	2,663,138
4.25% 8/9/42	461,000	356,471
BAT Capital Corp.:
2.259% 3/25/28	4,358,000	3,744,551
2.726% 3/25/31	5,810,000	4,634,291
3.215% 9/6/26	4,258,000	3,981,719
3.222% 8/15/24	2,050,000	1,989,755
3.557% 8/15/27	3,018,000	2,774,814
3.984% 9/25/50	1,886,000	1,241,352
4.7% 4/2/27	759,000	740,476
7.75% 10/19/32	3,622,000	3,963,315
BAT International Finance PLC 4.448% 3/16/28	2,886,000	2,738,584
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	2,929,000	2,745,094
4.25% 7/21/25 (b)	1,778,000	1,712,981
6.125% 7/27/27 (b)	725,000	737,383
Philip Morris International, Inc.:
4.375% 11/15/41	712,000	597,290
5.125% 2/15/30	6,763,000	6,693,188
5.625% 11/17/29	3,301,000	3,381,986
5.75% 11/17/32	3,508,000	3,595,224
Reynolds American, Inc.:
4.45% 6/12/25	199,000	194,685
5.7% 8/15/35	103,000	96,368
		50,317,837
TOTAL CONSUMER STAPLES		101,002,747
ENERGY - 7.6%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 4.486% 5/1/30	4,527,000	4,378,310
Oil, Gas & Consumable Fuels - 7.3%
Boardwalk Pipelines LP 4.95% 12/15/24	1,396,000	1,380,814
Canadian Natural Resources Ltd.:
2.95% 7/15/30	5,193,000	4,491,464
3.9% 2/1/25	1,465,000	1,424,656
5.85% 2/1/35	180,000	175,917
6.25% 3/15/38	1,474,000	1,509,961
Cenovus Energy, Inc.:
2.65% 1/15/32	465,000	377,086
3.75% 2/15/52	1,441,000	994,897
4.25% 4/15/27	982,000	946,893
5.25% 6/15/37	1,000,000	929,817
5.375% 7/15/25	3,447,000	3,423,609
5.4% 6/15/47	1,512,000	1,355,096
6.75% 11/15/39	911,000	952,027
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	2,158,000	2,160,146
ConocoPhillips Co.:
6.5% 2/1/39	1,559,000	1,783,145
6.95% 4/15/29	1,033,000	1,148,717
DCP Midstream Operating LP:
5.125% 5/15/29	3,085,000	2,997,656
5.375% 7/15/25	1,886,000	1,865,200
5.6% 4/1/44	116,000	107,328
6.75% 9/15/37 (b)	726,000	762,277
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	2,833,000	2,515,710
3.9% 11/15/49	2,641,000	1,906,860
Enbridge, Inc.:
4.25% 12/1/26	144,000	140,027
5.5% 12/1/46	1,286,000	1,205,179
Energy Transfer LP:
3.75% 5/15/30	4,020,000	3,640,970
4% 10/1/27	1,530,000	1,446,348
4.25% 4/1/24	4,329,000	4,266,037
4.95% 6/15/28	333,000	325,331
5% 5/15/50	6,282,000	5,138,748
5.4% 10/1/47	661,000	568,255
5.75% 2/15/33	1,509,000	1,513,106
5.8% 6/15/38	186,000	177,325
6% 6/15/48	121,000	111,383
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	1,702,000	1,661,324
Hess Corp.:
4.3% 4/1/27	5,088,000	4,928,365
5.6% 2/15/41	2,853,000	2,687,616
5.8% 4/1/47	4,188,000	4,013,184
7.3% 8/15/31	1,198,000	1,314,559
7.875% 10/1/29	2,092,000	2,329,722
Magellan Midstream Partners LP 3.25% 6/1/30	3,848,000	3,362,541
MPLX LP:
1.75% 3/1/26	3,522,000	3,210,961
2.65% 8/15/30	4,527,000	3,789,796
4.875% 12/1/24	144,000	142,327
4.95% 9/1/32	1,461,000	1,400,424
5.65% 3/1/53	5,304,000	4,839,023
Occidental Petroleum Corp.:
2.9% 8/15/24	439,000	422,417
5.55% 3/15/26	253,000	252,368
Ovintiv, Inc.:
5.15% 11/15/41	611,000	513,951
7.375% 11/1/31	393,000	419,399
8.125% 9/15/30	1,754,000	1,920,877
Petroleos Mexicanos:
4.5% 1/23/26	2,641,000	2,337,311
6.49% 1/23/27	374,000	322,061
6.5% 3/13/27	3,234,000	2,789,810
Phillips 66 Co. 3.85% 4/9/25	88,000	85,914
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	639,000	567,840
4.65% 10/15/25	2,210,000	2,172,654
Southeast Supply Header LLC 4.25% 6/15/24 (b)	252,000	238,697
Spectra Energy Partners LP:
3.375% 10/15/26	1,568,000	1,482,502
4.5% 3/15/45	329,000	266,683
Suncor Energy, Inc. 6.5% 6/15/38	1,289,000	1,344,878
The Williams Companies, Inc.:
2.6% 3/15/31	4,640,000	3,837,752
3.5% 11/15/30	1,436,000	1,287,195
4.65% 8/15/32	1,460,000	1,381,229
5.3% 8/15/52	323,000	291,492
5.75% 6/24/44	1,664,000	1,592,990
TransCanada PipeLines Ltd. 4.25% 5/15/28	3,697,000	3,546,922
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	169,000	150,586
Western Gas Partners LP:
4.3% 2/1/30	7,975,000	7,090,376
4.65% 7/1/26	90,000	86,808
6.15% 4/1/33	2,655,000	2,647,407
		122,471,946
TOTAL ENERGY		126,850,256
FINANCIALS - 32.9%
Banks - 17.7%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	1,955,000	1,909,412
7.583% 10/14/26 (b)(c)	3,792,000	3,882,668
Banco Santander SA 2.749% 12/3/30	6,600,000	5,167,557
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(d)	3,395,000	3,183,702
1.898% 7/23/31 (c)	4,225,000	3,361,311
2.592% 4/29/31 (c)	4,716,000	3,960,801
2.972% 2/4/33 (c)	11,318,000	9,439,600
3.194% 7/23/30 (c)	6,399,000	5,644,317
3.705% 4/24/28 (c)	2,372,000	2,229,648
4.571% 4/27/33 (c)	5,282,000	4,961,655
5.015% 7/22/33 (c)	6,866,000	6,711,249
6.11% 1/29/37	812,000	849,958
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	2,398,000	2,370,090
Bank of Nova Scotia 4.5% 12/16/25	2,509,000	2,443,961
Barclays PLC:
3.65% 3/16/25	1,473,000	1,414,545
3.811% 3/10/42 (c)	4,527,000	3,230,324
5.088% 6/20/30 (c)	4,072,000	3,780,929
5.746% 8/9/33 (c)	1,257,000	1,214,630
7.437% 11/2/33 (c)	4,452,000	4,853,165
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	2,450,000	2,185,576
1.904% 9/30/28 (b)(c)	4,433,000	3,804,312
2.159% 9/15/29 (b)(c)	2,375,000	1,995,676
2.219% 6/9/26 (b)(c)	1,310,000	1,215,844
2.591% 1/20/28 (b)(c)	1,660,000	1,493,990
2.824% 1/26/41 (b)	3,509,000	2,308,225
BPCE SA:
2.277% 1/20/32 (b)(c)	4,556,000	3,529,870
3.116% 10/19/32 (b)(c)	3,697,000	2,858,259
Citigroup, Inc.:
2.666% 1/29/31 (c)	3,094,000	2,630,873
3.785% 3/17/33 (c)	3,773,000	3,350,057
3.98% 3/20/30 (c)	4,527,000	4,197,180
4.4% 6/10/25	502,000	490,238
4.412% 3/31/31 (c)	3,773,000	3,568,581
4.6% 3/9/26	347,000	338,558
4.91% 5/24/33 (c)	1,983,000	1,927,878
6.174% 5/25/34 (c)	975,000	988,794
8.125% 7/15/39	652,000	828,162
Citizens Financial Group, Inc. 2.638% 9/30/32	2,619,000	1,796,331
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	9,980,000	8,347,376
Credit Agricole SA 2.811% 1/11/41 (b)	2,524,000	1,654,662
Fifth Third Bancorp 8.25% 3/1/38	1,305,000	1,471,491
HSBC Holdings PLC:
2.251% 11/22/27 (c)	3,246,000	2,886,935
2.357% 8/18/31 (c)	9,356,000	7,528,785
2.848% 6/4/31 (c)	3,697,000	3,088,301
4.041% 3/13/28 (c)	2,266,000	2,138,059
4.762% 3/29/33 (c)	4,735,000	4,285,681
4.95% 3/31/30	200,000	195,457
5.402% 8/11/33 (c)	3,062,000	2,996,634
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	3,756,000	2,640,827
4.443% 8/4/28 (c)	1,702,000	1,581,485
ING Groep NV:
4.017% 3/28/28 (c)	5,659,000	5,360,461
4.252% 3/28/33 (c)	3,773,000	3,453,846
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	7,182,000	6,836,601
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	5,659,000	4,903,335
2.956% 5/13/31 (c)	711,000	607,414
2.963% 1/25/33 (c)	5,659,000	4,789,646
4.323% 4/26/28 (c)	5,659,000	5,508,261
4.586% 4/26/33 (c)	5,659,000	5,426,918
4.912% 7/25/33 (c)	7,546,000	7,420,680
5.717% 9/14/33 (c)	11,714,000	11,854,170
KBC Group NV 5.796% 1/19/29 (b)(c)	3,826,000	3,855,307
Lloyds Banking Group PLC:
3.87% 7/9/25 (c)	2,075,000	2,024,745
4.375% 3/22/28	2,617,000	2,519,779
4.976% 8/11/33 (c)	3,773,000	3,570,174
7.953% 11/15/33 (c)	3,754,000	4,101,773
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/28 (c)	5,527,000	5,276,831
Mizuho Financial Group, Inc. 2.564% 9/13/31	6,414,000	5,065,629
PNC Financial Services Group, Inc. 5.068% 1/24/34 (c)	9,168,000	8,851,617
Rabobank Nederland:
3.649% 4/6/28 (b)(c)	4,207,000	3,924,086
3.75% 7/21/26	2,548,000	2,392,504
Royal Bank of Canada 4.65% 1/27/26	400,000	393,501
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,044,000	912,326
5.807% 9/9/26 (c)	2,250,000	2,220,366
6.499% 3/9/29 (c)	1,662,000	1,684,930
Societe Generale:
1.488% 12/14/26 (b)(c)	1,736,000	1,529,797
3.625% 3/1/41 (b)	4,716,000	2,958,022
4.25% 4/14/25 (b)	1,018,000	974,388
4.75% 11/24/25 (b)	2,438,000	2,315,717
6.221% 6/15/33 (b)(c)	5,093,000	4,742,002
6.446% 1/10/29 (b)(c)	4,150,000	4,184,046
7.367% 1/10/53 (b)	1,886,000	1,809,442
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	2,617,000	2,554,049
Synchrony Bank 5.625% 8/23/27	1,270,000	1,185,712
Truist Financial Corp. 5.122% 1/26/34 (c)	2,565,000	2,450,291
UniCredit SpA 1.982% 6/3/27 (b)(c)	3,735,000	3,303,774
Wells Fargo & Co.:
3.068% 4/30/41 (c)	4,716,000	3,426,065
4.897% 7/25/33 (c)	3,944,000	3,804,551
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	6,036,000	5,717,124
Zions Bancorp NA 3.25% 10/29/29	3,105,000	2,213,434
		295,056,933
Capital Markets - 5.2%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,387,402
2.875% 6/15/27	5,125,000	4,465,286
3.25% 7/15/25	5,300,000	4,901,888
3.875% 1/15/26	6,017,000	5,584,765
4.25% 3/1/25	5,162,000	4,918,313
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	755,000	426,860
3.5% 9/10/49 (b)	2,795,000	1,839,595
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	1,167,000	1,098,334
3.091% 5/14/32 (b)(c)	3,207,000	2,577,995
4.194% 4/1/31 (b)(c)	3,632,000	3,192,128
4.55% 4/17/26	1,838,000	1,727,720
6.537% 8/12/33 (b)(c)	4,339,000	4,428,253
9.016% 11/15/33 (b)(c)	1,264,000	1,499,205
Deutsche Bank AG 4.5% 4/1/25	5,744,000	5,362,002
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	4,762,000	4,224,235
3.035% 5/28/32 (c)	2,440,000	1,935,672
6.72% 1/18/29 (c)	1,056,000	1,060,220
Morgan Stanley:
1.794% 2/13/32 (c)	4,433,000	3,447,040
2.699% 1/22/31 (c)	3,773,000	3,225,090
4.3% 1/27/45	321,000	278,051
6.342% 10/18/33 (c)	9,055,000	9,697,001
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,552,000	2,472,669
S&P Global, Inc. 3.9% 3/1/62	1,462,000	1,177,933
UBS Group AG:
3.126% 8/13/30 (b)(c)	3,246,000	2,779,329
4.988% 8/5/33 (b)(c)	6,338,000	5,967,100
		87,674,086
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,698,000	1,594,137
1.75% 1/30/26	2,343,000	2,098,211
2.45% 10/29/26	3,344,000	2,981,866
3% 10/29/28	2,623,000	2,274,229
3.3% 1/30/32	788,000	640,422
3.4% 10/29/33	1,630,000	1,297,024
3.85% 10/29/41	2,664,000	1,999,033
4.875% 1/16/24	150,000	148,699
Ally Financial, Inc.:
2.2% 11/2/28	1,496,000	1,192,984
3.05% 6/5/23	1,677,000	1,675,976
3.875% 5/21/24	743,000	719,056
5.75% 11/20/25	2,910,000	2,826,095
5.8% 5/1/25	753,000	744,231
8% 11/1/31	7,762,000	8,093,263
Capital One Financial Corp.:
2.359% 7/29/32 (c)	5,230,000	3,724,938
5.247% 7/26/30 (c)	2,443,000	2,314,237
5.268% 5/10/33 (c)	6,791,000	6,478,586
5.468% 2/1/29 (c)	1,251,000	1,215,006
5.817% 2/1/34 (c)	2,175,000	2,111,480
Discover Financial Services:
4.5% 1/30/26	393,000	380,886
6.7% 11/29/32	384,000	397,793
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,301,000	3,044,668
3.625% 6/17/31	200,000	161,748
4.063% 11/1/24	3,018,000	2,916,862
4.95% 5/28/27	6,187,000	5,791,012
Synchrony Financial 4.375% 3/19/24	194,000	187,910
		57,010,352
Financial Services - 2.9%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	1,246,000	1,032,558
Athene Global Funding:
1.45% 1/8/26 (b)	6,772,000	5,971,237
2.5% 3/24/28 (b)	4,225,000	3,543,540
Blackstone Private Credit Fund:
4.7% 3/24/25	9,805,000	9,461,783
7.05% 9/29/25	4,993,000	4,978,103
Brixmor Operating Partnership LP:
2.25% 4/1/28	1,426,000	1,205,972
4.05% 7/1/30	819,000	738,498
4.125% 5/15/29	420,000	380,578
Corebridge Financial, Inc.:
3.65% 4/5/27	564,000	527,714
3.85% 4/5/29	554,000	499,475
3.9% 4/5/32	659,000	571,551
4.35% 4/5/42	150,000	119,957
4.4% 4/5/52	443,000	337,155
Equitable Holdings, Inc.:
4.35% 4/20/28	2,304,000	2,186,280
5% 4/20/48	1,124,000	946,503
Fiserv, Inc. 3.5% 7/1/29	1,423,000	1,303,145
Jackson Financial, Inc.:
3.125% 11/23/31	6,874,000	5,329,492
4% 11/23/51	2,264,000	1,483,322
5.17% 6/8/27	611,000	584,252
5.67% 6/8/32	3,419,000	3,260,159
Rexford Industrial Realty LP 2.15% 9/1/31	1,749,000	1,371,577
Voya Financial, Inc.:
4.7% 1/23/48 (c)	1,897,000	1,551,088
5.7% 7/15/43	883,000	841,167
		48,225,106
Insurance - 3.7%
AIA Group Ltd.:
3.2% 9/16/40 (b)	658,000	493,969
3.375% 4/7/30 (b)	1,030,000	946,884
3.6% 4/9/29 (b)	1,320,000	1,241,315
3.9% 4/6/28 (b)	1,589,000	1,536,439
American International Group, Inc. 5.75% 4/1/48 (c)	2,168,000	2,082,364
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	3,311,000	2,488,680
Aon Corp. 6.25% 9/30/40	86,000	90,831
Assurant, Inc. 2.65% 1/15/32	4,697,000	3,558,153
Athene Holding Ltd.:
3.45% 5/15/52	4,150,000	2,498,371
3.95% 5/25/51	971,000	637,380
6.65% 2/1/33	3,056,000	3,075,309
Brown & Brown, Inc. 2.375% 3/15/31	2,151,000	1,731,819
Empower Finance 2020 LP 3.075% 9/17/51 (b)	2,134,000	1,360,932
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	2,081,000	1,760,693
5.625% 8/16/32	8,111,000	7,939,362
Hartford Financial Services Group, Inc. 4.3% 4/15/43	411,000	333,513
Intact Financial Corp. 5.459% 9/22/32 (b)	4,464,000	4,473,340
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	3,565,000	3,313,831
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	3,669,000	2,365,882
3.729% 10/15/70 (b)	982,000	661,697
Pacific LifeCorp:
3.35% 9/15/50 (b)	4,263,000	2,935,463
5.125% 1/30/43 (b)	436,000	402,831
Pricoa Global Funding I 5.625% 6/15/43 (c)	1,694,000	1,693,153
Principal Financial Group, Inc. 3.7% 5/15/29	477,000	442,115
Prudential Financial, Inc.:
3.935% 12/7/49	511,000	399,384
6% 9/1/52 (c)	2,597,000	2,535,191
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	3,387,000	3,180,562
Unum Group:
4.125% 6/15/51	3,196,000	2,250,195
5.75% 8/15/42	1,270,000	1,163,030
Willis Group North America, Inc. 5.35% 5/15/33	4,000,000	3,933,932
		61,526,620
TOTAL FINANCIALS		549,493,097
HEALTH CARE - 7.1%
Biotechnology - 0.7%
AbbVie, Inc.:
4.05% 11/21/39	1,886,000	1,617,512
4.55% 3/15/35	1,855,000	1,768,198
Amgen, Inc.:
4.663% 6/15/51	2,264,000	1,993,743
5.25% 3/2/30	856,000	862,644
5.25% 3/2/33	966,000	969,412
5.65% 3/2/53	457,000	457,171
5.75% 3/2/63	832,000	826,917
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	2,226,000	1,793,847
2.8% 9/15/50	1,509,000	962,013
		11,251,457
Health Care Providers & Services - 3.8%
Centene Corp.:
2.625% 8/1/31	6,274,000	5,017,253
3% 10/15/30	5,857,000	4,886,249
4.25% 12/15/27	609,000	572,326
4.625% 12/15/29	2,218,000	2,056,973
Cigna Group:
3.4% 3/15/50	2,641,000	1,881,395
3.4% 3/15/51	2,641,000	1,891,973
4.375% 10/15/28	504,000	491,276
4.8% 8/15/38	1,634,000	1,535,070
4.9% 12/15/48	314,000	285,692
CVS Health Corp.:
4.78% 3/25/38	1,312,000	1,213,458
5% 1/30/29	698,000	698,443
5.125% 2/21/30	8,572,000	8,544,728
5.25% 1/30/31	286,000	287,085
5.3% 6/1/33	5,000,000	5,010,320
Elevance Health, Inc. 2.25% 5/15/30	3,292,000	2,779,994
HCA Holdings, Inc.:
3.375% 3/15/29 (b)	1,332,000	1,195,484
3.625% 3/15/32 (b)	4,729,000	4,121,684
4.625% 3/15/52 (b)	2,003,000	1,613,137
5.125% 6/15/39	1,137,000	1,040,507
5.25% 6/15/49	1,254,000	1,106,129
Quest Diagnostics, Inc. 2.95% 6/30/30	3,773,000	3,332,815
Sabra Health Care LP:
3.2% 12/1/31	3,672,000	2,714,324
3.9% 10/15/29	476,000	392,295
UnitedHealth Group, Inc.:
4.25% 3/15/43	847,000	760,256
4.625% 7/15/35	253,000	248,203
4.75% 7/15/45	619,000	583,570
Universal Health Services, Inc.:
2.65% 10/15/30	5,690,000	4,609,624
2.65% 1/15/32	5,770,000	4,549,493
		63,419,756
Pharmaceuticals - 2.6%
AstraZeneca PLC 6.45% 9/15/37	1,873,000	2,159,410
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	5,031,000	4,884,647
4.375% 12/15/28 (b)	3,207,000	3,086,740
4.875% 6/25/48 (b)	3,224,000	2,800,575
Elanco Animal Health, Inc.:
6.022% 8/28/23	107,000	106,198
6.65% 8/28/28 (c)	4,309,000	4,123,325
Mylan NV 4.55% 4/15/28	3,050,000	2,883,005
Perrigo Finance PLC 4.4% 6/15/30	3,924,000	3,412,484
Pfizer Investment Enterprises:
4.75% 5/19/33	8,300,000	8,333,287
5.3% 5/19/53	6,372,000	6,559,808
Viatris, Inc.:
2.7% 6/22/30	3,382,000	2,717,852
4% 6/22/50	3,867,000	2,484,265
		43,551,596
TOTAL HEALTH CARE		118,222,809
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.7%
BAE Systems PLC:
3% 9/15/50 (b)	2,624,000	1,751,850
3.4% 4/15/30 (b)	326,000	295,981
Northrop Grumman Corp. 4.03% 10/15/47	2,033,000	1,700,844
The Boeing Co.:
2.75% 2/1/26	1,254,000	1,174,458
3.25% 2/1/28	2,641,000	2,433,636
5.04% 5/1/27	9,998,000	9,925,823
5.15% 5/1/30	6,225,000	6,173,931
5.805% 5/1/50	4,905,000	4,801,997
		28,258,520
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	3,773,000	3,203,168
Carrier Global Corp. 2.7% 2/15/31	3,848,000	3,253,780
		6,456,948
Electrical Equipment - 0.1%
Hubbell, Inc. 3.5% 2/15/28	2,033,000	1,905,838
Ground Transportation - 0.4%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	342,000	294,955
4.4% 3/15/42	847,000	761,170
Canadian Pacific Railway Co. 3.1% 12/2/51	1,401,000	970,414
CSX Corp. 4.3% 3/1/48	3,346,000	2,861,656
Union Pacific Corp. 3.25% 2/5/50	2,075,000	1,527,679
		6,415,874
Machinery - 0.1%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	190,000	167,131
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	2,421,000	2,296,747
		2,463,878
Passenger Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	841,059	721,209
American Airlines, Inc. 3.75% 4/15/27	1,034,462	953,950
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	835,683	705,579
Southwest Airlines Co.:
5.125% 6/15/27	2,735,000	2,722,204
5.25% 5/4/25	4,754,000	4,730,226
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	586,867	529,643
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	503,759	475,800
		10,838,611
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	38,000	34,054
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.875% 1/15/26	2,641,000	2,455,533
2.875% 1/15/32	5,772,000	4,635,581
5.3% 2/1/28	4,263,000	4,212,506
		11,303,620
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	9,228,000	8,607,538
4.25% 4/15/26 (b)	529,000	489,796
4.375% 5/1/26 (b)	380,000	350,928
5.5% 1/15/26 (b)	679,000	653,572
6.375% 5/4/28 (b)	1,538,000	1,502,253
		11,604,087
TOTAL INDUSTRIALS		79,281,430
INFORMATION TECHNOLOGY - 3.5%
Electronic Equipment, Instruments & Components - 1.0%
Dell International LLC/EMC Corp.:
3.375% 12/15/41 (b)	2,264,000	1,564,207
3.45% 12/15/51 (b)	3,018,000	1,945,436
5.3% 10/1/29	3,773,000	3,758,574
5.85% 7/15/25	183,000	185,401
6.02% 6/15/26	1,277,000	1,307,077
Vontier Corp.:
2.4% 4/1/28	4,659,000	3,904,987
2.95% 4/1/31	5,228,000	4,118,984
		16,784,666
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	3,241,000	2,899,651
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	318,000	276,431
2.45% 2/15/31 (b)	2,716,000	2,193,063
2.6% 2/15/33 (b)	2,750,000	2,138,544
3.137% 11/15/35 (b)	4,150,000	3,163,907
3.5% 2/15/41 (b)	2,186,000	1,617,892
3.75% 2/15/51 (b)	1,026,000	740,305
Marvell Technology, Inc. 2.45% 4/15/28	3,018,000	2,633,421
Microchip Technology, Inc.:
0.972% 2/15/24	2,641,000	2,550,227
0.983% 9/1/24	1,577,000	1,485,490
Micron Technology, Inc.:
2.703% 4/15/32	1,236,000	975,197
3.366% 11/1/41	1,347,000	921,219
3.477% 11/1/51	1,351,000	866,624
4.185% 2/15/27	5,236,000	5,044,717
		24,607,037
Software - 0.7%
Oracle Corp.:
2.8% 4/1/27	1,886,000	1,741,462
2.875% 3/25/31	4,527,000	3,848,862
3.95% 3/25/51	3,211,000	2,354,979
4.375% 5/15/55	1,405,000	1,086,080
5.375% 7/15/40	81,000	77,190
Roper Technologies, Inc.:
1.75% 2/15/31	2,264,000	1,790,949
2.95% 9/15/29	1,714,000	1,525,048
		12,424,570
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 3.85% 8/4/46	1,709,000	1,496,525
TOTAL INFORMATION TECHNOLOGY		58,212,449
MATERIALS - 1.3%
Chemicals - 1.0%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	7,168,000	7,216,984
6.33% 7/15/29	2,264,000	2,277,369
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	3,188,000	2,694,891
2.3% 11/1/30 (b)	3,207,000	2,546,077
LYB International Finance III LLC 2.25% 10/1/30	1,964,000	1,602,723
The Dow Chemical Co. 4.55% 11/30/25	51,000	50,205
		16,388,249
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	2,189,000	2,163,716
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	3,773,000	3,437,675
TOTAL MATERIALS		21,989,640
REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Agree LP 4.8% 10/1/32	4,123,000	3,850,573
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	6,131,000	4,498,988
4.7% 7/1/30	521,000	497,215
American Homes 4 Rent LP:
2.375% 7/15/31	128,000	101,579
3.375% 7/15/51	198,000	126,786
3.625% 4/15/32	606,000	523,860
4.3% 4/15/52	420,000	317,161
American Tower Corp.:
2.1% 6/15/30	2,150,000	1,748,502
2.4% 3/15/25	3,048,000	2,890,246
Camden Property Trust 3.15% 7/1/29	2,372,000	2,112,901
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,220,103
2.25% 3/15/26	314,000	277,824
2.75% 4/15/31	1,519,000	1,132,555
2.9% 12/1/33	4,982,000	3,458,032
Crown Castle International Corp. 3.3% 7/1/30	5,282,000	4,666,355
Hudson Pacific Properties LP:
3.95% 11/1/27	1,559,000	1,142,686
5.95% 2/15/28	10,874,000	8,597,687
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,752,000	1,335,076
4.15% 4/15/32	886,000	795,231
Kite Realty Group Trust:
4% 3/15/25	85,000	80,476
4.75% 9/15/30	1,720,000	1,546,177
LXP Industrial Trust (REIT) 4.4% 6/15/24	85,000	83,043
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	7,168,000	4,837,720
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,168,000	863,636
3.375% 2/1/31	4,399,000	3,471,234
4.375% 8/1/23	523,000	519,632
4.75% 1/15/28	1,886,000	1,729,009
Piedmont Operating Partnership LP 2.75% 4/1/32	253,000	172,711
Realty Income Corp. 2.85% 12/15/32	181,000	148,366
Simon Property Group LP 2.45% 9/13/29	2,845,000	2,423,141
Spirit Realty LP 2.1% 3/15/28	1,856,000	1,560,275
Store Capital Corp.:
2.7% 12/1/31	4,905,000	3,371,783
2.75% 11/18/30	369,000	267,408
Sun Communities Operating LP:
2.3% 11/1/28	288,000	243,911
2.7% 7/15/31	733,000	578,336
4.2% 4/15/32	5,659,000	4,938,785
5.7% 1/15/33	4,680,000	4,551,240
UDR, Inc. 2.1% 8/1/32	2,714,000	2,077,290
Ventas Realty LP:
2.5% 9/1/31	2,126,000	1,683,871
3% 1/15/30	3,071,000	2,642,486
4.4% 1/15/29	3,773,000	3,556,898
VICI Properties LP:
4.75% 2/15/28	1,217,000	1,158,219
4.95% 2/15/30	3,641,000	3,387,189
5.125% 5/15/32	309,000	288,496
Vornado Realty LP:
2.15% 6/1/26	316,000	259,434
3.4% 6/1/31	1,142,000	790,490
WP Carey, Inc.:
2.4% 2/1/31	2,127,000	1,702,846
4% 2/1/25	2,999,000	2,915,737
		92,143,199
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
4.1% 10/1/24	1,016,000	949,787
4.55% 10/1/29	682,000	475,905
7.55% 3/15/28	1,600,000	1,362,369
Tanger Properties LP 2.75% 9/1/31	3,679,000	2,643,724
		5,431,785
TOTAL REAL ESTATE		97,574,984
UTILITIES - 8.6%
Electric Utilities - 4.8%
Alabama Power Co. 3.05% 3/15/32	1,154,000	1,009,558
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	3,542,000	2,938,434
Cleco Corporate Holdings LLC:
3.375% 9/15/29	4,212,000	3,638,913
3.743% 5/1/26	10,569,000	10,010,040
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	1,357,000	1,266,796
5.95% 12/15/36	1,245,000	1,253,656
Duke Energy Corp.:
2.45% 6/1/30	479,000	401,634
2.55% 6/15/31	2,641,000	2,185,379
4.5% 8/15/32	7,595,000	7,179,194
5% 8/15/52	7,595,000	6,777,942
Duke Energy Industries, Inc. 4.9% 7/15/43	1,016,000	957,556
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	440,000	352,397
2.775% 1/7/32 (b)	1,619,000	1,273,016
3.616% 8/1/27 (b)	1,658,000	1,499,254
Edison International 3.55% 11/15/24	1,603,000	1,554,900
Exelon Corp.:
3.35% 3/15/32	7,856,000	6,849,537
4.05% 4/15/30	2,862,000	2,684,273
4.1% 3/15/52	230,000	181,763
FirstEnergy Corp.:
2.05% 3/1/25	828,000	776,429
2.25% 9/1/30	3,488,000	2,834,000
2.65% 3/1/30	1,800,000	1,527,750
IPALCO Enterprises, Inc.:
3.7% 9/1/24	162,000	156,666
4.25% 5/1/30	5,433,000	4,917,384
Southern Co.:
3.7% 4/30/30	5,591,000	5,145,812
4.4% 7/1/46	4,905,000	4,092,329
5.113% 8/1/27 (e)	6,980,000	6,964,340
Tampa Electric Co. 6.55% 5/15/36	169,000	180,321
Xcel Energy, Inc.:
3.5% 12/1/49	2,768,000	2,014,030
4.8% 9/15/41	188,000	167,443
		80,790,746
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	678,000	566,458
ONE Gas, Inc. 2% 5/15/30	1,965,000	1,639,762
Southern Co. Gas Capital Corp. 3.15% 9/30/51	1,845,000	1,229,203
		3,435,423
Independent Power and Renewable Electricity Producers - 1.4%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	3,773,000	3,375,630
Emera U.S. Finance LP:
2.639% 6/15/31	4,782,000	3,832,752
3.55% 6/15/26	5,527,000	5,231,181
4.75% 6/15/46	3,302,000	2,628,727
The AES Corp.:
1.375% 1/15/26	1,815,000	1,618,682
2.45% 1/15/31	4,936,000	3,950,834
3.3% 7/15/25 (b)	1,482,000	1,404,491
3.95% 7/15/30 (b)	2,106,000	1,881,171
		23,923,468
Multi-Utilities - 2.2%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	2,452,000	1,608,751
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	4,905,000	4,980,218
Dominion Energy, Inc. 3.071% 8/15/24 (c)	3,337,000	3,228,787
NiSource, Inc.:
0.95% 8/15/25	1,005,000	916,728
1.7% 2/15/31	1,886,000	1,478,231
2.95% 9/1/29	678,000	597,316
3.49% 5/15/27	1,355,000	1,284,041
3.6% 5/1/30	3,080,000	2,804,460
4.375% 5/15/47	1,886,000	1,585,804
4.8% 2/15/44	3,018,000	2,717,434
5% 6/15/52	1,320,000	1,208,897
5.25% 2/15/43	80,000	76,641
5.95% 6/15/41	386,000	394,610
Puget Energy, Inc.:
2.379% 6/15/28	3,992,000	3,487,459
3.65% 5/15/25	994,000	957,732
4.1% 6/15/30	1,049,000	966,498
4.224% 3/15/32	6,457,000	5,874,794
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.610% 7.4332% 5/15/67 (c)(d)	40,000	32,599
2.2% 12/15/28	1,886,000	1,638,259
		35,839,259
TOTAL UTILITIES		143,988,896
TOTAL NONCONVERTIBLE BONDS (Cost $1,689,251,234)		1,473,581,347

U.S. Treasury Obligations - 7.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	8,036,000	5,668,205
1.875% 2/15/41	7,545,500	5,498,488
2% 11/15/41	11,695,500	8,594,365
2.25% 2/15/52	1,622,300	1,170,084
2.875% 5/15/52	848,700	702,763
3.625% 2/15/53	37,048,300	35,583,734
3.625% 5/15/53	60,100,000	57,827,468
U.S. Treasury Notes:
3.375% 5/15/33	4,920,000	4,814,681
3.5% 2/15/33	5,563,700	5,497,631
TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,797,651)		125,357,419

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,194,590)	2,194,590	2,095,550

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	525,000	711,613
California Gen. Oblig. Series 2010, 7.625% 3/1/40	115,000	143,992
TOTAL MUNICIPAL SECURITIES (Cost $933,716)		855,605

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $2,090,886)	1,886,000	1,833,899

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $1,048,583)	985,000	980,081

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	2,153,000	1,940,983
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(f)	1,356,000	925,232
4.875% (b)(c)(f)	2,890,000	2,241,470
		3,166,702
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		5,107,685

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (g) (Cost $63,261,129)	63,249,752	63,262,402

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,898,976,789)	1,673,073,988
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,807,109)
NET ASSETS - 100.0%	1,671,266,879

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $274,398,967 or 16.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	287,414,556	538,425,135	762,577,289	5,584,579	-	-	63,262,402	0.2%
Fidelity Securities Lending Cash Central Fund 5.14%	-	574,543,622	574,543,622	21,545	-	-	-	0.0%
Total	287,414,556	1,112,968,757	1,337,120,911	5,606,124	-	-	63,262,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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